January 25, 2013

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	ING Equity Trust (the “Registrant”)
(File Nos. 333-56881 and 811-08817)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, (the “1933 Act”) this is to certify that the Prospectus and Statement of Additional Information that would be filed pursuant to 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 120 filed on January 25, 2013 to the Trust’s Registration Statement on Form N-1A.

Should you have any questions concerning the attached filing, please contact the undersigned at 480.477.2649 or Jay Stamper at 480.477.2660.

Regards,

/s/ Paul A. Caldarelli
Paul A. Caldarelli, Esq.
Vice President and Senior Counsel
ING Investment Management – ING Funds

Attachment
cc:	Huey P. Falgout, Jr., Esq.
ING U.S. Legal Services

Jeffrey S. Puretz, Esq.
Dechert LLP

7337 E. Doubletree Ranch Rd. Scottsdale, AZ 85258-2034	Tel: 480-477-3000 Fax: 480-477-2700 www.ingfunds.com	ING Investments, LLC